Intangible Assets Amortization Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Year ended December 31, 2011 (actual)	$ 2,152
Estimate for year ended December 31,
2012	1,905
2013	1,695
2014	1,523
2015	1,392
2016	1,238
Finite-Lived Intangible Assets (Textuals) [Abstract]
Net carrying Value	10,358	12,170
Amortized MSRs [Member]
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Year ended December 31, 2011 (actual)	264
Estimate for year ended December 31,
2012	226
2013	194
2014	165
2015	149
2016	110
Finite-Lived Intangible Assets (Textuals) [Abstract]
Net carrying Value	1,408	1,419
Amortized MSRs [Member] | Excluded from Amortization Expense [Member]
Finite-Lived Intangible Assets (Textuals) [Abstract]
Net carrying Value	313
Core deposit intangibles [Member]
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Year ended December 31, 2011 (actual)	1,594
Estimate for year ended December 31,
2012	1,396
2013	1,241
2014	1,113
2015	1,022
2016	919
Finite-Lived Intangible Assets (Textuals) [Abstract]
Net carrying Value	7,311	8,904
Customer Relationships And Other [Member]
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Year ended December 31, 2011 (actual)	294
Estimate for year ended December 31,
2012	283
2013	260
2014	245
2015	221
2016	209
Finite-Lived Intangible Assets (Textuals) [Abstract]
Net carrying Value	$ 1,639	$ 1,847